Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 16,868,112	R$ 12,448,565
Carrying amount	27,900,543	21,379,916
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	412,674	666,788
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	290,149	272,489
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,583,568	6,251,812
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 29,784,301	R$ 22,698,328
Expected credit loss rate	100.00%	100.00%
Provision for expected loss	R$ (1,883,758)	R$ (1,318,412)
Carrying amount	27,900,543	21,379,916
Loans and advances to customers | Overdue by 1 day or more
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,599,256	2,817,985
Loans and advances to customers | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,910,594	3,381,978
Loans and advances to customers | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,366,848	5,916,020
Loans and advances to customers | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,907,603	10,582,345
Loans and advances to customers | Largest debtor
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 339,130	R$ 344,660
Concentration by customer	1.14%	1.52%
Loans and advances to customers | 10 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,520,664	R$ 1,431,237
Concentration by customer	5.11%	6.31%
Loans and advances to customers | 20 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,140,098	R$ 1,980,249
Concentration by customer	7.19%	8.72%
Loans and advances to customers | 50 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,225,766	R$ 2,734,599
Concentration by customer	10.83%	12.05%
Loans and advances to customers | 100 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 4,147,360	R$ 3,758,241
Concentration by customer	13.92%	16.56%
Loans and advances to customers | Trade loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,043,733	R$ 1,041,875
Loans and advances to customers | Industries loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,586,293	1,359,184
Loans and advances to customers | Administrative activities loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,577,760	893,914
Loans and advances to customers | Financial activities loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	862,903	2,427,341
Loans and advances to customers | Construction loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	333,642	1,392,607
Loans and advances to customers | Agriculture loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,687	178,403
Loans and advances to customers | Other segments loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,091,732	1,781,575
Loans and advances to customers | Individual loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,246,551	13,623,429
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,583,568	R$ 6,251,813
Expected credit loss rate	28.82%	27.54%
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 7,138,744	R$ 5,463,781
Expected credit loss rate	23.97%	24.07%
Loans and advances to customers | Other business loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 9,537,750	R$ 9,074,899
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,855,754	R$ 3,392,500
Expected credit loss rate	12.95%	14.95%
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 9,461,277	R$ 6,870,565
Expected credit loss rate	31.76%	30.27%
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 744,958	R$ 719,669
Expected credit loss rate	2.50%	3.17%